LIQUID INSTITUTIONAL RESERVES                                   ANNUAL REPORT

                                                   June 15, 1998


Dear Shareholder,

We are pleased to present you with the annual report for Liquid Institutional Reserves (the "Funds") for the fiscal year ended April 30, 1998.


LIQUID INSTITUTIONAL RESERVES
FUND PROFILE


GOAL:
(ALL THREE FUNDS):

High current income to the extent consistent with capital preservation and liquidity


PORTFOLIO MANAGER:

Susan P. Ryan,
Mitchell Hutchins Asset
Management Inc.


TOTAL NET ASSETS AT APRIL 30, 1998:

Money Market Fund
$1.608 billion

Government Securities Fund
$100.1 million

Treasury Securities Fund
$179.7 million


DIVIDEND PAYMENTS:

Monthly


GENERAL MARKET OVERVIEW

The Treasury market stayed in a "trading range" -- i.e., little movement up or down -- from the spring of 1997 into early 1998. Interest rates also stayed in a trading range through January as investors continued to favor the stability of U.S. markets and began to discount the possibility that the Federal Reserve would raise short-term interest rates. Treasurys weakened slightly in February as volatility in overseas markets subsided and stable domestic growth eliminated the need for Fed intervention. Short-term yields fell modestly while longer-term yields ended the period mostly unchanged.

The Fed is trying to discern the net effect of the various forces at work in the markets. The domestic economy is moderately strong, as evidenced by stock prices, housing, employment, income growth and consumer confidence. However, global influences, particularly Asia, could slow economic growth and lower inflation.


PORTFOLIO REVIEW


PERFORMANCE--

The table below compares the Funds' annualized yields at April 30, 1998 to their yields six months and one year ago.













ANNUALIZED YIELDS


                               CURRENT 7-DAY AVERAGE YIELD   EFFECTIVE 7-DAY AVERAGE YIELD    WEIGHTED
                               ---------------------------   -----------------------------    AVERAGE
                                 AS OF     AS OF    AS OF      AS OF    AS OF     AS OF       MATURITY
                                4/30/98  10/31/97  4/30/97    4/30/98  10/31/97  4/30/97      4/30/98
                                -------  --------  -------    -------  --------  -------      --------

MONEY MARKET FUND:                                                                            52 days
INSTITUTIONAL SHARES              5.36%    5.37%    5.35%      5.50%     5.52%    5.49%
FINANCIAL INTERMEDIARY SHARES*    5.11%     --       --        5.23%      --       --

GOVERNMENT SECURITIES FUND        5.24%    5.18%    5.19%      5.38%     5.31%    5.33%       44 days

TREASURY SECURITIES FUND          5.02%    5.11%    5.06%      5.15%     5.24%    5.18%       66 days


* Issuance for Financial Intermediary Shares was January 14, 1998.

ANNUAL REPORT


PORTFOLIO HIGHLIGHTS--

Net assets of the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund were $1.608 billion, $100.1 million and $179.7 million, respectively, at April 30, 1998. We have been maintaining the Funds' weighted-average maturities slightly above the IBC Financial Data average for similar money market funds.


OUTLOOK

We think 1998 will be a strong year for the U.S. bond markets. The ongoing financial problems in Asia are slowing the U.S. economy slightly, and inflation is likely to remain low. The Federal budget is now running a surplus, which should reduce government borrowing and ease the upward pressure on market interest rates. We believe rates will continue to fall in 1998.

We currently expect to maintain the Funds' weighted-average maturities slightly above the IBC Financial Data average number of days. Slightly higher weighted-average maturities may benefit the Funds in our current interest rate environment.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a QUARTERLY REVIEW on Liquid Institutional Reserves or a FUND PROFILE for a fund in the PaineWebber Family of Funds(1), please contact your investment executive.


Sincerely,


/s/ MARGO ALEXANDER    /s/ DENNIS L. MCCAULEY            /s/ SUSAN P. RYAN

MARGO ALEXANDER        DENNIS L. MCCAULEY                SUSAN P. RYAN
President,             Managing Director and Chief       Senior Vice President,
Mitchell Hutchins      Investment Officer--              Mitchell Hutchins
Asset Management Inc.  Fixed Income, Mitchell Hutchins   Asset Management Inc.
                       Asset Management Inc.             Portfolio Manager,
                                                         Liquid Institutional
                                                         Reserves

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1998

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--5.91%
  $    30,000    Federal Farm Credit Bank............................         07/01/98              5.460%          $   30,000,000
       10,000    Federal Home Loan Bank..............................         05/06/99               5.750              10,000,000
       15,000    Federal Home Loan Bank*.............................         05/06/98               5.503              14,993,916
       40,000    Student Loan Marketing Association*.................         05/05/98          5.353 to 5.553          39,990,497
                                                                                                                    --------------
Total U.S. Government Agency Obligations (cost--$94,984,413).........                                                   94,984,413
                                                                                                                    --------------

DOMESTIC BANK NOTES--9.90%
       15,000    Bank of America National Trust and
                   Savings Association...............................   05/05/98 to 10/22/98    5.940 to 6.150          14,997,266
       10,000    Bank One Wisconsin N.A.*............................         05/05/98               5.410               9,996,255
       15,000    Comerica Bank, N.A., Detroit*.......................         05/05/98               5.613              14,997,227
        7,000    FCC National Bank...................................         01/07/99               5.700               6,998,616
       20,000    FCC National Bank*..................................         05/01/98          5.560 to 5.610          19,994,864
       40,000    Fifth Third Bank of Northwestern Ohio, N.A..........   05/20/98 to 05/21/98    5.530 to 5.550          39,999,979
       15,000    Greenwood Trust Company.............................         05/27/98               5.530              15,000,000
       15,000    KeyBank N.A.*.......................................         05/01/98               5.550              14,991,514
       10,000    PNC Bank, N.A.*.....................................         05/01/98               5.600               9,997,315
       12,250    Wachovia Bank of North Carolina.....................         10/08/98               5.810              12,250,851
                                                                                                                    --------------
Total Domestic Bank Notes (cost--$159,223,887).......................                                                  159,223,887
                                                                                                                    --------------

CERTIFICATES OF DEPOSIT--21.28%
DOMESTIC--5.29%
       75,000    American Express Centurion Bank.....................   05/05/98 to 05/14/98    5.530 to 5.560          74,999,992
       10,000    Bankers Trust Company...............................   05/26/98 to 08/28/98    5.970 to 6.190           9,999,467
                                                                                                                    --------------
                                                                                                                        84,999,459
                                                                                                                    --------------
EURO--2.61%
       25,000    Cassa di Risparmio delle Province Lombarde SPA......         05/07/98               5.560              25,000,079
       12,000    Toronto-Dominion Bank...............................         07/20/98               5.510              11,999,653
        5,000    Westdeutshe Landesbank Girozentrale.................         08/03/98               5.820               5,000,123
                                                                                                                    --------------
                                                                                                                        41,999,855
                                                                                                                    --------------
YANKEE--13.38%
        4,000    Barclays Bank PLC...................................         06/25/98               5.940               3,999,655
       15,000    Canadian Imperial Bank of Commerce..................         04/01/99               5.740              14,992,552
       27,000    Credit Agricole Indosuez............................   09/30/98 to 03/18/99    5.650 to 5.830          26,998,805
       20,000    Credit Suisse First Boston*.........................         05/05/98               5.593              20,000,000
       15,000    Deutsche Bank AG....................................   03/01/99 to 04/09/99    5.630 to 5.650          14,987,689
        7,000    National Westminster Bank PLC.......................         07/30/98               5.790               6,999,835
        5,000    Rabobank Nederland..................................         07/13/98               5.400               4,999,095
        5,000    Royal Bank of Canada................................         10/01/98               5.800               4,998,997
       15,000    Skandinaviska Enskilda Banken.......................         07/29/98               5.640              15,000,366
       47,750    Societe Generale....................................   05/06/98 to 03/23/99    5.580 to 6.200          47,738,154
       25,000    Societe Generale*...................................         05/01/98          5.410 to 5.590          24,993,296
       12,000    Svenska Handelsbanken...............................   05/20/98 to 04/30/99    5.560 to 5.820          11,995,986
       17,500    Swiss Bank Corporation..............................   07/17/98 to 12/18/98    5.850 to 5.880          17,499,234
                                                                                                                    --------------
                                                                                                                       215,203,664
                                                                                                                    --------------
Total Certificates of Deposit (cost--$342,202,978)...................                                                  342,202,978
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

COMMERCIAL PAPER@--53.78%
AGRICULTURE--0.62%
  $    10,000    Cargill Incorporated................................         05/11/98              5.510%          $    9,984,694
                                                                                                                    --------------
ASSET-BACKED--10.76%
       47,752    Atlantis One Funding Corporation....................   05/06/98 to 06/12/98    5.530 to 5.550          47,604,908
        7,635    Eiger Capital Corporation...........................         05/27/98               5.520               7,604,562
       37,555    Enterprise Funding Corporation......................   05/04/98 to 06/08/98    5.510 to 5.530          37,426,443
       10,000    Falcon Asset Securitization Corporation.............         05/20/98               5.520               9,970,867
       10,000    New Center Asset Trust..............................         05/26/98               5.520               9,961,667
       16,650    Preferred Receivables Funding Corporation...........   05/26/98 to 06/17/98    5.430 to 5.520          16,568,756
       44,038    Triple-A One Funding Corporation....................   05/06/98 to 05/18/98    5.530 to 5.550          43,942,981
                                                                                                                    --------------
                                                                                                                       173,080,184
                                                                                                                    --------------
AUTO & TRUCK--1.99%
        7,035    General Motors Acceptance Corporation...............         05/18/98               5.520               7,016,662
       25,000    PACCAR Financial Corporation........................         05/01/98               5.520              25,000,000
                                                                                                                    --------------
                                                                                                                        32,016,662
                                                                                                                    --------------
BANKING--12.10%
       10,000    Bankers Trust New York Corporation..................         01/15/99               5.530               9,602,147
       10,000    Banque et Caisse d'Epargne de L'Etat................         05/05/98               5.520               9,993,867
       13,000    BBL North America Incorporated......................         05/20/98               5.455              12,962,573
       35,000    BCI Funding Corporation.............................   06/23/98 to 07/13/98    5.500 to 5.510          34,640,061
       25,000    BEX America Finance Incorporated....................         06/08/98               5.520              24,854,333
       61,000    Cregem North America Incorporated...................   05/04/98 to 07/02/98    5.450 to 5.500          60,779,627
       20,000    Den norske Bank.....................................   05/19/98 to 07/20/98    5.460 to 5.500          19,850,478
       15,000    Morgan (J.P.) & Company Incorporated................         05/04/98               5.520              14,993,100
        7,000    Nordbanken North America Incorporated...............         08/24/98               5.400               6,879,250
                                                                                                                    --------------
                                                                                                                       194,555,436
                                                                                                                    --------------
BROKER - DEALER--1.85%
       20,000    Credit Suisse First Boston..........................         05/20/98               5.460              19,942,366
       10,000    Goldman Sachs Group L.P.............................         09/25/98               5.580               9,772,150
                                                                                                                    --------------
                                                                                                                        29,714,516
                                                                                                                    --------------
BUSINESS SERVICES--0.34%
        5,500    Block Financial Corporation.........................         06/17/98               5.500               5,460,507
                                                                                                                    --------------
DRUGS & HEALTHCARE--0.93%
       15,000    Glaxo Wellcome PLC..................................         05/06/98               5.500              14,988,542
                                                                                                                    --------------
ELECTRONICS--1.99%
       32,000    Motorola Credit Corporation.........................         05/01/98               5.500              32,000,000
                                                                                                                    --------------
FINANCE-CONDUIT--3.03%
       23,843    MetLife Funding Incorporated........................   05/12/98 to 05/13/98         5.500              23,800,098
       25,000    Toronto-Dominion Holdings USA Incorporated..........         05/06/98               5.500              24,980,903
                                                                                                                    --------------
                                                                                                                        48,781,001
                                                                                                                    --------------
FINANCE-DIVERSIFIED--3.11%
       50,000    Associates Corporation of North America.............         05/01/98               5.560              50,000,000
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------


COMMERCIAL PAPER@ (CONCLUDED)

FINANCE-SUBSIDIARY--4.04%
  $    15,000    Deutsche Bank Financial Incorporated................         05/08/98              5.530%          $   14,983,871
       25,000    Dresdner U.S. Finance Incorporated..................         05/04/98               5.510              24,988,521
       25,000    National Australia Funding (Delaware)
                   Incorporated......................................         05/08/98               5.500              24,973,264
                                                                                                                    --------------
                                                                                                                        64,945,656
                                                                                                                    --------------
FOOD, BEVERAGE & TOBACCO--0.93%
       15,000    Diageo Capital PLC..................................         05/04/98               5.540              14,993,075
                                                                                                                    --------------
INSURANCE--0.31%
        5,000    American General Corporation........................         05/13/98               5.450               4,990,917
                                                                                                                    --------------
INSURANCE-PROPERTY/CASUALTY--1.05%
       16,850    John Hancock Capital Corporation....................   05/07/98 to 05/08/98         5.500              16,833,355
                                                                                                                    --------------
MANUFACTURING-DIVERSIFIED--1.24%
       20,000    BTR Dunlop Finance Incorporated.....................         05/13/98               5.510              19,963,267
                                                                                                                    --------------
MISCELLANEOUS--2.56%
       41,500    Beta Finance Incorporated...........................   05/18/98 to 09/15/98    5.430 to 5.650          41,189,766
                                                                                                                    --------------
RETAIL-MERCHANDISE--3.41%
       30,000    Penney (J.C.) Funding Corporation...................   05/20/98 to 05/27/98         5.510              29,896,687
       25,000    Toys "R" Us Incorporated............................         05/06/98               5.500              24,980,903
                                                                                                                    --------------
                                                                                                                        54,877,590
                                                                                                                    --------------
TELECOMMUNICATIONS--2.59%
       41,575    Bell Atlantic Network Funding Corporation...........         05/04/98               5.510              41,555,910
                                                                                                                    --------------
UTILITY-ELECTRIC--0.93%
       15,000    Southern Company....................................         05/14/98               5.500              14,970,208
                                                                                                                    --------------
Total Commercial Paper (cost--$864,901,286)..........................                                                  864,901,286
                                                                                                                    --------------

SHORT-TERM CORPORATE OBLIGATIONS--8.05%
BANKING--1.58%
       11,000    Bank of Montreal....................................         09/01/98              10.000              11,153,361
       14,000    National Australia Bank Limited.....................         10/15/98               9.700              14,243,743
                                                                                                                    --------------
                                                                                                                        25,397,104
                                                                                                                    --------------
BROKER-DEALER--4.17%
       18,000    Bear Stearns Companies Incorporated*................         05/05/98          5.473 to 5.493          18,000,000
       15,000    Credit Suisse First Boston*.........................         05/05/98               5.653              15,000,000
       12,000    Merrill Lynch & Company Incorporated................   05/01/98 to 10/09/98    5.960 to 9.000          12,005,528
       17,000    Merrill Lynch & Company Incorporated*...............         05/05/98          5.520 to 5.630          17,000,000
        5,000    Morgan Stanley, Dean Witter & Company*..............         05/18/98               5.575               5,000,000
                                                                                                                    --------------
                                                                                                                        67,005,528
                                                                                                                    --------------
FINANCE-DIVERSIFIED--0.12%
        2,000    Associates Corporation of North America.............         05/15/98               6.625               2,000,287
                                                                                                                    --------------
FINANCE-INDEPENDENT--0.31%
        5,000    National Rural Utilities Cooperative Finance
                   Corporation.......................................         07/10/98               5.980               5,000,000
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------


SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)

MISCELLANEOUS--1.87%
  $    20,000    Beta Finance Incorporated...........................   08/17/98 to 01/15/99    5.770 to 5.920%     $   20,000,000
       10,000    Beta Finance Incorporated*..........................         05/05/98               5.753              10,000,000
                                                                                                                    --------------
                                                                                                                        30,000,000
                                                                                                                    --------------
Total Short-Term Corporate Obligations (cost--$129,402,919)..........                                                  129,402,919
                                                                                                                    --------------

REPURCHASE AGREEMENT--1.64%
       26,368    Repurchase agreement dated 04/30/98 with Citicorp
                   Securities, Incorporated, collateralized by
                   $26,865,000 U.S. Treasury Notes, 5.500% due
                   03/31/00 (value--$26,898,581); proceeds
                   $26,372,028 (cost--$26,368,000)...................         05/01/98               5.500              26,368,000
                                                                                                                    --------------
Total Investments (cost--$1,617,083,483, which approximates cost for
  federal income tax purposes)--100.56%..............................                                                1,617,083,483
                                                                                                                       (8,992,291)
                                                                                                                    --------------
Liabilities in excess of other assets--(0.56)%.......................
                                                                                                                    $1,608,091,192
                                                                                                                    --------------
                                                                                                                    --------------
Net Assets--100.00%..................................................

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 1998 and reset periodically.

                       Weighted Average Maturity--52 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1998

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--94.72%
  $  1,000       Federal Farm Credit Bank......         04/01/99              5.550%          $     998,632
    31,500       Federal Farm Credit Bank@.....   05/04/98 to 06/01/98    5.350 to 5.450         31,453,580
     8,500       Federal Home Loan Bank........   09/18/98 to 04/09/99    5.450 to 5.810          8,499,020
     5,500       Federal Home Loan Bank*.......         05/06/98          5.393 to 5.508          5,496,590
    10,000       Federal Home Loan Bank@.......   05/12/98 to 05/22/98    5.350 to 5.380          9,976,176
     5,530       Federal Home Loan Mortgage
                   Corporation@................   05/01/98 to 06/30/98    5.420 to 5.450          5,502,900
     2,500       Federal National Mortgage
                   Association.................   06/23/98 to 02/02/99    5.400 to 5.710          2,499,348
     1,000       Federal National Mortgage
                   Association*................         05/01/98               5.448                999,922
    23,000       Federal National Mortgage
                   Association@................   05/11/98 to 06/05/98    5.325 to 5.440         22,938,749
     1,000       Student Loan Marketing
                   Association.................         01/25/99               7.723              1,014,901
       500       Student Loan Marketing
                   Association*................         05/05/98               5.553                500,000
     5,000       Tennessee Valley Authority@...         06/12/98               5.370              4,968,675
                                                                                              -------------
Total U.S. Government Agency Obligations
  (cost--$94,848,493)..........................                                                  94,848,493
                                                                                              -------------
Total Investments (cost--$94,848,493, which
  approximates cost for federal income tax
  purposes)--94.72%............................                                                  94,848,493
 Other assets in excess of
 liabilities--5.28%**..........................                                                   5,291,065
                                                                                              -------------
 Net Assets--100.00%...........................                                               $ 100,139,558
                                                                                              -------------
                                                                                              -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 1998 and reset periodically.

** Includes a receivable of $5,681,428 from the sale of a $5,596,000 U.S.
   Treasury Note, 5.125%, due December 31, 1998; sold on April 30,1998, settling on May 1, 1998, yielding 5.39%.

                       Weighted Average Maturity--44 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1998

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------
U.S. TREASURY OBLIGATIONS--81.95%
  $    38,000    U.S. Treasury Bills@..........   05/07/98 to 05/28/98    4.510 to 5.000%     $  37,879,112
      109,200    U.S. Treasury Notes...........   05/15/98 to 03/31/99    4.750 to 7.125        109,396,401
                                                                                              -------------
Total U.S. Treasury Obligations (cost--
  $147,275,513)................................                                                 147,275,513
                                                                                              -------------
Total Investments (cost-- $147,275,513 which
  approximates cost for federal income tax
  purposes)-- 81.95%...........................                                                 147,275,513
Other assets in excess of
liabilities--18.05%*...........................                                                  32,432,164
                                                                                              -------------
Net Assets--100.00%............................                                               $ 179,707,677
                                                                                              -------------
                                                                                              -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Includes a receivable of $31,408,267 from the sale of a $30,936,000 U.S. Treasury Note, 5.125%, due December 31, 1998; sold on April 30, 1998, settling on May 1, 1998, yielding 5.39%.

                       Weighted Average Maturity--66 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF ASSETS AND LIABILITIES                               APRIL 30, 1998

                                              MONEY        GOVERNMENT      TREASURY
                                              MARKET       SECURITIES     SECURITIES
                                               FUND           FUND           FUND
                                          --------------  -------------  -------------
ASSETS
Investments in securities, at value
  (cost--$1,617,083,483, $94,848,493 and
  $147,275,513 respectively)............  $1,617,083,483  $  94,848,493  $ 147,275,513
Interest receivable.....................       8,778,461        238,767      1,915,033
Receivable for investments sold.........        --            5,681,428     31,408,267
Other assets............................          92,713         53,410         32,314
                                          --------------  -------------  -------------
Total assets............................   1,625,954,657    100,822,098    180,631,127
                                          --------------  -------------  -------------

LIABILITIES
Payable for investments purchased.......      10,000,000       --             --
Dividends payable.......................       7,288,365        456,427        769,386
Payable to affiliates...................         275,323          8,090         26,569
Accrued expenses and other
  liabilities...........................         299,777        218,023        127,495
                                          --------------  -------------  -------------
Total liabilities.......................      17,863,465        682,540        923,450
                                          --------------  -------------  -------------

NET ASSETS
Beneficial interest shares of $0.001 par
  value outstanding (unlimited amount
  authorized)...........................   1,608,136,258    100,140,470    179,703,768
Accumulated net realized gains (losses)
  from investments......................         (45,066)          (912)         3,909
                                          --------------  -------------  -------------
Net assets..............................  $1,608,091,192  $ 100,139,558  $ 179,707,677
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

INSTITUTIONAL SHARES:
Net assets..............................  $1,591,788,964  $ 100,139,558  $ 179,707,677
                                          --------------  -------------  -------------
Outstanding shares of beneficial
  interest ($0.001 par value)...........   1,591,834,029    100,140,470    179,703,768
                                          --------------  -------------  -------------
Net asset value, offering price and
  redemption value per share............  $         1.00  $        1.00  $        1.00
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

FINANCIAL INTERMEDIARY SHARES:
Net assets..............................  $   16,302,228       --             --
                                          --------------  -------------  -------------
Outstanding shares of beneficial
  interest ($0.001 par value)...........      16,302,229       --             --
                                          --------------  -------------  -------------
Net asset value, offering price and
  redemption value per share............  $         1.00       --             --
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                   FOR THE YEAR ENDED
                                                     APRIL 30, 1998
                                          ------------------------------------
                                             MONEY     GOVERNMENT    TREASURY
                                            MARKET     SECURITIES   SECURITIES
                                             FUND         FUND         FUND
                                          -----------  -----------  ----------
INVESTMENT INCOME:
Interest................................  $81,036,738   $4,755,864  $5,592,447
                                          -----------  -----------  ----------

EXPENSES:
Investment advisory and
  administration........................    3,572,192     215,911      259,380
Transfer agency and service.............      367,213      39,566       27,791
State and federal registration fees.....      252,229      86,500       55,362
Legal and audit.........................      153,175      65,053       53,363
Custody and accounting..................      144,712       8,596       10,286
Reports and notices to shareholders.....      142,600      31,124       30,561
Services fees--Financial Intermediary
  Shares................................       10,975      --           --
Trustees' fees..........................       10,500      10,500       10,500
Other expenses..........................      155,327      54,053       40,595
                                          -----------  -----------  ----------
                                            4,808,923     511,303      487,838
Less: Fee waivers and expense
  reimbursements from adviser...........     (719,529)   (253,868)    (180,262)
                                          -----------  -----------  ----------
Net expenses............................    4,089,394     257,435      307,576
                                          -----------  -----------  ----------
Net investment income...................   76,947,344   4,498,429    5,284,871
NET REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS...............      (45,066)     13,353       26,128
                                          -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $76,902,278   $4,511,782  $5,310,999
                                          -----------  -----------  ----------
                                          -----------  -----------  ----------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        FOR THE YEARS ENDED
                                                                                                             APRIL 30,
                                                                                                   ------------------------------
                                                                                                        1998            1997
                                                                                                   --------------  --------------
FROM OPERATIONS:
Net investment income............................................................................  $   76,947,344  $   46,003,708
Net realized gains (losses) from investment transactions.........................................         (45,066)          9,814
                                                                                                   --------------  --------------
Net increase in net assets resulting from operations.............................................      76,902,278      46,013,522
                                                                                                   --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares......................................................     (76,722,313)    (46,003,708)
Net investment income--Financial Intermediary Shares.............................................        (225,031)       --
Net realized gain from investment transactions--Institutional Shares.............................          (2,697)       --
                                                                                                   --------------  --------------
Total dividends and distributions to shareholders................................................     (76,950,041)    (46,003,708)
                                                                                                   --------------  --------------

NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS.................................     361,339,871     824,910,772
                                                                                                   --------------  --------------
Net increase in net assets.......................................................................     361,292,108     824,920,586

NET ASSETS:
Beginning of year................................................................................   1,246,799,084     421,878,498
                                                                                                   --------------  --------------
End of year......................................................................................  $1,608,091,192  $1,246,799,084
                                                                                                   --------------  --------------
                                                                                                   --------------  --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEARS ENDED
                                                                         APRIL 30,
                                                              -------------------------------
                                                                   1998             1997
                                                              --------------   --------------
FROM OPERATIONS:
Net investment income.......................................   $  4,498,429     $  4,135,255
Net realized gains (losses) from investment transactions....         13,353          (10,497)
                                                              --------------   --------------
Net increase in net assets resulting from operations........      4,511,782        4,124,758
                                                              --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.................     (4,498,429)      (4,140,330)
                                                              --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS.....................................     (6,716,709)      63,088,916
                                                              --------------   --------------
Net increase (decrease) in net assets.......................     (6,703,356)      63,073,344

NET ASSETS:
Beginning of year...........................................    106,842,914       43,769,570
                                                              --------------   --------------
End of year.................................................   $100,139,558     $106,842,914
                                                              --------------   --------------
                                                              --------------   --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEARS ENDED
                                                                              APRIL 30,
                                                                   -------------------------------
                                                                        1998             1997
                                                                   --------------   --------------
FROM OPERATIONS:
Net investment income............................................   $  5,284,871     $ 1,986,551
Net realized gains from investment transactions..................         26,128           9,062
                                                                   --------------   --------------
Net increase in net assets resulting from operations.............      5,310,999       1,995,613
                                                                   --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares......................     (5,284,871)     (1,986,551)
                                                                   --------------   --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................    113,788,825      46,259,585
                                                                   --------------   --------------
Net increase in net assets.......................................    113,814,953      46,268,647

NET ASSETS:
Beginning of year................................................     65,892,724      19,624,077
                                                                   --------------   --------------
End of year......................................................   $179,707,677     $65,892,724
                                                                   --------------   --------------
                                                                   --------------   --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy exclusive voting rights on matters relating to these services and fees. For the year ended April 30, 1998 the Government Securities Fund and the Treasury Securities Fund had no finanical intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Money Market Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Fund, a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS

  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract.

  For the year ended April 30, 1998, PaineWebber and Mitchell Hutchins have voluntarily undertaken to waive 0.05% of these advisory fees and reimburse a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1998, the Money Market Fund had a net capital loss carryforward of $45,066. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2006. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                   INSTITUTIONAL SHARES                FINANCIAL INTERMEDIARY SHARES**
                                           -------------------------------------    -------------------------------------
                                               FOR THE YEARS ENDED APRIL 30,            FOR THE YEARS ENDED APRIL 30,
                                           -------------------------------------    -------------------------------------
                                                  1998                1997                1998*                1997
                                           ------------------    ---------------    ------------------    ---------------
MONEY MARKET FUND:
Shares sold.............................      8,202,616,006        8,398,406,989          20,004,794            --
Shares repurchased......................     (7,924,527,512)      (7,616,174,223)         (3,702,565)           --
Dividends reinvested....................         66,949,148           42,678,006           --                   --
                                           ------------------    ---------------    ------------------    ---------------
Net increase in shares outstanding......        345,037,642          824,910,772          16,302,229            --
                                           ------------------    ---------------    ------------------    ---------------
                                           ------------------    ---------------    ------------------    ---------------

GOVERNMENT SECURITIES FUND:
Shares sold.............................        317,328,523          670,826,717
Shares repurchased......................       (328,113,692)        (611,609,161)
Dividends reinvested....................          4,068,460            3,871,360
                                           ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................         (6,716,709)          63,088,916
                                           ------------------    ---------------
                                           ------------------    ---------------

TREASURY SECURITIES FUND:
Shares sold.............................        435,482,281          439,537,681
Shares repurchased......................       (326,140,762)        (395,078,231)
Dividends reinvested....................          4,447,306            1,800,135
                                           ------------------    ---------------
Net increase in shares outstanding......        113,788,825           46,259,585
                                           ------------------    ---------------
                                           ------------------    ---------------

---------------
 * Issuance of shares was January 14, 1998.
** For the years ended April 30, 1998 and April 30, 1997, there were no transactions in Financial Intermediary Shares for the Government Securities Fund and Treasury Securities Fund and for the year ended April 30, 1997 there were no transactions in Financial Intermediary Shares for the Money Market Fund.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                 FINANCIAL INTERMEDIARY SHARES**
                                                                                              --------------------------------------
                                                                                              FOR THE
                                                                                               PERIOD
                                                    INSTITUTIONAL SHARES                      JANUARY
                                  ---------------------------------------------------------     14,                   FOR THE PERIOD
                                                                                               1998+      FOR THE       MARCH 17,
                                                FOR THE YEARS ENDED APRIL 30,                    TO      YEAR ENDED       1994+
                                  ---------------------------------------------------------    APRIL     APRIL 30,          TO
                                     1998          1997        1996      1995++      1994     30, 1998     1995++     APRIL 30, 1994
                                  -----------   ----------   --------   --------   --------   --------   ----------   --------------
Net asset value, beginning of
 period.........................  $      1.00   $     1.00   $   1.00   $   1.00   $   1.00   $  1.00     $  1.00        $  1.00
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net investment income...........        0.054        0.052      0.055      0.048      0.030     0.015       0.027          0.004
Net realized losses from
 investment transactions........      --            --          --        (0.008)     --        --          --            --
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net increase from investment
 operations.....................        0.054        0.052      0.055      0.040      0.030     0.015       0.027          0.004
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Dividends from net investment
 income.........................       (0.054)      (0.052)    (0.055)    (0.048)    (0.030)   (0.015)     (0.027)        (0.004)
Distributions from net realized
 gains from investment
 transactions...................       (0.000)      --          --         --         --        --          --            --
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Total dividends and
 distributions to
 shareholders...................       (0.054)      (0.052)    (0.055)    (0.048)    (0.030)   (0.015)     (0.027)        (0.004)
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Contribution to capital from
 predecessor adviser (1)........      --            --          --         0.008      --        --          --            --
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Net asset value, end of
 period.........................  $      1.00   $     1.00   $   1.00   $   1.00   $   1.00   $  1.00     $  1.00        $  1.00
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Total investment return (2).....         5.52%        5.33%      5.61%      4.91%      3.03%     1.51%       3.10%          0.37%
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
                                  -----------   ----------   --------   --------   --------   --------   ----------       ------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................  $ 1,591,789   $1,246,799   $421,878   $220,844   $254,281   $16,302       --           $ 9,000
Expenses to average net assets
 net of waivers/ reimbursements
 from adviser...................         0.29%        0.25%      0.31%      0.35%      0.33%     0.54%*      0.60%*         0.58%*
Expenses to average net assets
 before waivers/ reimbursements
 from adviser...................         0.34%        0.30%      0.37%      0.37%      0.33%     0.59%*      0.62%*         0.58%*
Net investment income to average
 net assets net of
 waivers/reimbursements from
 adviser........................         5.38%        5.24%      5.47%      4.68%      2.96%     5.13%*      4.17%*         2.93%*
Net investment income to average
 net assets before
 waivers/reimbursements from
 adviser........................         5.33%        5.19%      5.41%      4.66%      2.96%     5.07%*      4.15%*         2.93%*

-------------
+  Issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the period May 1, 1997 to January 13, 1998, for the years ended April 30,
   1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                              FINANCIAL
                                                                                              INTERMEDIARY
                                                                                               SHARES**
                                                                                              ----------
                                                        INSTITUTIONAL SHARES                   FOR THE
                                          -------------------------------------------------     PERIOD
                                                                                               JULY 12,
                                                    FOR THE YEARS ENDED APRIL 30,              1994+ TO
                                          -------------------------------------------------   APRIL 30,
                                            1998       1997      1996     1995++     1994       1995++
                                          --------   --------   -------   -------   -------   ----------
Net asset value, beginning of period....  $   1.00   $   1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                          --------   --------   -------   -------   -------   ----------
Net investment income...................     0.052      0.051     0.053     0.048     0.029      0.032
Net realized gains (losses) from
 investment transactions................     --         --        0.001    (0.008)    --         --
                                          --------   --------   -------   -------   -------   ----------
Net increase from investment
 operations.............................     0.052      0.051     0.054     0.040     0.029      0.032
                                          --------   --------   -------   -------   -------   ----------
Dividends from net investment income....    (0.052)    (0.051)   (0.054)   (0.047)   (0.029)    (0.032)
                                          --------   --------   -------   -------   -------   ----------
Contribution to capital from predecessor
 advisor (1)............................     --         --        --        0.007     --         --
                                          --------   --------   -------   -------   -------   ----------
Net asset value, end of period..........  $   1.00   $   1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                          --------   --------   -------   -------   -------   ----------
                                          --------   --------   -------   -------   -------   ----------
Total investment return (2).............      5.32%      5.20%     5.50%     4.61%     2.97%      3.31%
                                          --------   --------   -------   -------   -------   ----------
                                          --------   --------   -------   -------   -------   ----------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $100,140   $106,843   $43,770   $54,903   $84,209      --
Expenses to average net assets net of
 waivers/reimbursements from adviser....      0.30%      0.30%     0.32%     0.35%     0.35%      0.60%*
Expenses to average net assets before
 waivers/reimbursements from adviser....      0.59%      0.53%     0.56%     0.47%     0.37%      0.72%*
Net investment income to average net
 assets net of
 waivers/reimbursements from adviser....      5.21%      5.09%     5.52%     4.75%     2.95%      4.58%*
Net investment income to average net
 assets before
 waivers/reimbursements from adviser....      4.91%      4.86%     5.28%     4.63%     2.93%      4.46%*

-----------------

+  Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the years ended April 30, 1998 and 1997 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                        INSTITUTIONAL SHARES
                                                    -------------------------------------------------------------
                                                                    FOR THE YEARS ENDED APRIL 30,
                                                    -------------------------------------------------------------
                                                        1998          1997        1996       1995++       1994
                                                    -------------   ---------   ---------   ---------   ---------
Net asset value, beginning of year................     $     1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    -------------   ---------   ---------   ---------   ---------
Net investment income.............................          0.051       0.049       0.048       0.049       0.028
Net realized gains (losses) from investment
 transactions.....................................       --            --           0.003      (0.002)     --
                                                    -------------   ---------   ---------   ---------   ---------
Net increase from investment operations...........          0.051       0.049       0.051       0.047       0.028
                                                    -------------   ---------   ---------   ---------   ---------
Dividends from net investment income..............         (0.051)     (0.049)     (0.051)     (0.047)     (0.028)
                                                    -------------   ---------   ---------   ---------   ---------
Net asset value, end of year......................     $     1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    -------------   ---------   ---------   ---------   ---------
                                                    -------------   ---------   ---------   ---------   ---------
Total investment return (1).......................           5.23%       5.02%       5.23%       4.75%       2.87%
                                                    -------------   ---------   ---------   ---------   ---------
                                                    -------------   ---------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of year (000's)...................     $  179,708   $  65,893   $  19,624   $  23,762   $  38,602
Expenses to average net assets net of
 waivers/reimbursements from adviser..............           0.30%       0.30%       0.32%       0.22%       0.18%
Expenses to average net assets before
 waivers/reimbursements from adviser..............           0.47%       0.72%       0.94%       0.84%       0.76%
Net investment income to average net assets net of
 waivers/reimbursements from adviser..............           5.09%       4.97%       5.71%       5.51%       3.66%
Net investment income to average net assets before
 waivers/reimbursements from adviser..............           4.92%       4.56%       5.09%       4.89%       3.08%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

LIQUID INSTITUTIONAL RESERVES

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Liquid Institutional Reserves

  We have audited the accompanying statement of assets and liabilities of Liquid Institutional Reserves (comprising, respectively, the Money Market Fund, Government Securities Fund and Treasury Securities Fund), including the portfolios of investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended April 30, 1995 were audited by other auditors whose report dated June 9, 1995, expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective portfolios constituting Liquid Institutional Reserves at April 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

New York, New York
June 24, 1998

LIQUID INSTITUTIONAL RESERVES

TAX INFORMATION

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (April 30, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid by the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund during the fiscal year were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Koeghs) need to be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.


BOND FUNDS

-- High Income Fund
-- Investment Grade Income Fund
-- Low Duration U.S. Government Income Fund
-- Strategic Income Fund
-- U.S. Government Income Fund


TAX-FREE BOND FUNDS

-- California Tax-Free Income Fund
-- Municipal High Income Fund
-- National Tax-Free Income Fund
-- New York Tax-Free Income Fund


STOCK FUNDS

-- Financial Services Growth Fund
-- Growth Fund
-- Growth and Income Fund
-- Mid Cap Fund
-- Small Cap Fund
-- S&P 500 Index Fund
-- Utility Income Fund


ASSET ALLOCATION FUNDS

-- Balanced Fund
-- Tactical Allocation Fund


GLOBAL FUNDS

-- Asia Pacific Growth Fund
-- Emerging Markets Equity Fund
-- Global Equity Fund
-- Global Income Fund


MITCHELL HUTCHINS PORTFOLIOS

-- Aggressive Portfolio
-- Moderate Portfolio
-- Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND





APRIL 30, 1998


ANNUAL REPORT


LIQUID
INSTITUTIONAL
RESERVES



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1998 PaineWebber Incorporated
        Member SIPC